Share capital (Details 2) - Stock options	3 Months Ended
Mar. 31, 2019
Disclosure of classes of share capital [line items]
Annualized volatility	62.29%
Risk-free interest rate	1.58%
Dividend rate	0.00%
Minimum
Disclosure of classes of share capital [line items]
Expected life of options	3 years 6 months
Maximum
Disclosure of classes of share capital [line items]
Expected life of options	5 years